Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	Reality Shares ETF Trust
Entity Central Index Key	0001573496
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF
Prospectus:
Trading Symbol	DIVY
REALITY SHARES DIVCON LEADERS DIVIDEND ETF | REALITY SHARES DIVCON LEADERS DIVIDEND ETF
Prospectus:
Trading Symbol	LEAD
REALITY SHARES DIVCON DIVIDEND DEFENDER ETF | REALITY SHARES DIVCON DIVIDEND DEFENDER ETF
Prospectus:
Trading Symbol	DFND
REALITY SHARES DIVCON DIVIDEND GUARD ETF | REALITY SHARES DIVCON DIVIDEND GUARD ETF
Prospectus:
Trading Symbol	GARD
REALITY SHARES NASDAQ NEXGEN ECONOMY ETF | REALITY SHARES NASDAQ NEXGEN ECONOMY ETF
Prospectus:
Trading Symbol	BLCN